Average Annual Total Returns - NVIT Mellon Dynamic US Equity Income Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Class X Shares 1 Year	Class X Shares 5 Years	Class X Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 5 Years	Class Y Shares 10 Years	Class Z Shares 1 Year	Class Z Shares 5 Years	Class Z Shares 10 Years	Russell 1000® Value Index (reflects no deduction for fees or expenses) 1 Year	Russell 1000® Value Index (reflects no deduction for fees or expenses) 5 Years	Russell 1000® Value Index (reflects no deduction for fees or expenses) 10 Years
Total	1.49%	8.86%	9.68%	1.39%	8.67%	9.50%	1.51%	8.86%	9.68%	1.49%	8.86%	9.68%	1.40%	8.68%	9.50%	2.80%	9.74%	10.50%